COMMON STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	May 08, 2025	Feb. 12, 2025	Feb. 07, 2025	Apr. 14, 2024	Feb. 20, 2024	Aug. 11, 2022	Jun. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized							200,000,000	200,000,000
Common stock par value							$ 0.001	$ 0.001
Reverse stock split						2:3 reverse stock split
Common stock, shares issued							14,367,539	14,047,539
Common stock, shares outstanding							14,367,539	14,047,539
Xinca [Member]
Class of Stock [Line Items]
Stock issued for acquisitions, shares					1,800,000
Stock issued for acquisitions, shares					100.00%
SY Culture [Member]
Class of Stock [Line Items]
Stock issued for acquisitions, shares				600,000
Stock issued for acquisitions, shares				100.00%
Public Offering [Member]
Class of Stock [Line Items]
Common stock issued shares						1,880,000
Gross proceeds from the sale of equity						$ 6,580
Proceeds from the sale of equity						$ 5,300
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued						10,707,150
Common stock, shares outstanding						7,138,587
Common Stock [Member] | Class A Warrants Converted To Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued	120,000	100,000	100,000
Warrant Class A [Member] | Class A Warrants Converted To Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares converted	180,000	150,000	150,000